INCOME TAX AND SOCIAL CONTRIBUTION - Summary of Breakdown of Deferred Income Tax And Social Contribution Assets (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2021		Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Tax loss carryforwards	[1]	R$ 492,384		R$ 2,099,768
Allowance for expected credit losses		205,033		224,231
Provision for inventory losses		169,181		244,854
PP&E and Intangible assets – Depreciation and amortization		351,784		308,406
Lease liabilities		155,470		441,860
Other accruals, reserves and provision for tax, civil and labor risks	[2]	519,293		418,861
Employee benefits		479,536		317,835
Other temporary differences		448,991		433,041
Total Deferred Tax Assets		2,821,671		4,488,856
Effect of changes in fair value of derivative instruments, including hedge accounting transactions	[3]	(638,965)		(137,410)
PP&E and Intangible assets – useful life adjustment		(328,698)		(312,914)
Employee benefits		(197,458)		(215,235)
Right of use assets		(171,788)		(423,095)
Fair value of identifiable net assets in business combination	[4]	(1,108,693)		(1,002,167)
Other temporary differences		(324,389)		(438,001)
Total Deferred Tax Liabilities		(2,769,991)		(2,528,823)
Net Deferred income tax and social contribution		(51,680)		1,960,033
Deferred income taxes and social contribution assets		1,339,725	[5]	2,954,074	[5]	R$ 374,448
Deferred income taxes and social contribution liabilities		(1,288,045)	[5]	R$ (994,041)	[5]	R$ (450,561)
Increase (decrease) in tax loss carryforwards and negative basis		R$ 823,000

[1]	The variation in the period is due to increase in tax loss carryforwards and negative basis resulted from the recording of approximately R$823 million related to the subsidiary Avon Luxembourg S.A.R.L in the period, resulting from corporate restructuring and expectation of realization of the recorded amount.
[2]	Includes (i) allowance under the accrual basis, reflecting authentic expenses incurred in the year, but for which suppliers have not issued invoice, a (ii) deferred revenue and (iii) other accruals not currently deductible for tax.
[3]	Variation in the period refers to settlement of hedge instruments associated to Bonds with exposition to foreign exchange variation.
[4]	The balance includes deferred income tax liability on the fair value of net identifiable assets in the acquisition of the subsidiaries Avon, The Body Shop and Aesop.
[5]	Balance already includes any offsetting of deferred tax assets and liabilities of the same nature and originating from the same jurisdiction.